UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04024

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 6

Address of principal executive offices:	655 Broad Street, 6 th Floor

Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French

655 Broad Street, 6 th Floor

Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2025

Date of reporting period:	2/28/2025

Item 1 – Reports to Stockholders
(a) Report transmitted to stockholders pursuant to Rule
30e-1
under the Act (17 CFR
270.30e-1).

PGIM California Muni Income Fund
Class A:
PBCAX
SEMIANNUAL SHAREHOLDER REPORT – February 28, 2025
This
semiannual shareholder report
contains important information about the Class A shares of PGIM California Muni Income Fund (the “Fund”)
for the period of September 1, 2024 to February 28, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM California Muni Income Fund—Class A	$ 34	0.68%
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?

Fund’s net assets	$ 277,555,462
Number of fund holdings	218
Portfolio turnover rate for the period	18%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Credit Quality expressed as a percentage of total investments as of 2/28/2025 (%)
AAA	5.5
AA	45.1
A	26.8
BBB	7.8
BB	2.4
Not Rated	6.8
Cash/Cash Equivalents	5.6
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
MF146E2A

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM California Muni Income Fund

SHARE CLASS	A
NASDAQ	PBCAX
CUSIP	74440X100
MF146E2A

PGIM California Muni Income Fund
Class C:
PCICX
SEMIANNUAL SHAREHOLDER REPORT – February 28, 2025
This
semiannual shareholder report
contains important information about the Class C shares of PGIM California Muni Income Fund (the “Fund”)
for the period of September 1, 2024 to February 28, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM California Muni Income Fund—Class C	$82	1.64%
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?

Fund’s net assets	$ 277,555,462
Number of fund holdings	218
Portfolio turnover rate for the period	18%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Credit Quality expressed as a percentage of total investments as of 2/28/2025 (%)
AAA	5.5
AA	45.1
A	26.8
BBB	7.8
BB	2.4
Not Rated	6.8
Cash/Cash Equivalents	5.6
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
MF146E2C

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM California Muni Income Fund

SHARE CLASS	C
NASDAQ	PCICX
CUSIP	74440X308
MF146E2C

PGIM California Muni Income Fund
Class Z:
PCIZX
SEMIANNUAL SHAREHOLDER REPORT – February 28, 2025
This
semiannual shareholder report
contains important information about the Class Z shares of PGIM California Muni Income Fund (the “Fund”)
for the period of September 1, 2024 to February 28, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM California Muni Income Fund—Class Z	$19	0.39%
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?

Fund’s net assets	$ 277,555,462
Number of fund holdings	218
Portfolio turnover rate for the period	18%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Credit Quality expressed as a percentage of total investments as of 2/28/2025 (%)
AAA	5.5
AA	45.1
A	26.8
BBB	7.8
BB	2.4
Not Rated	6.8
Cash/Cash Equivalents	5.6
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
MF146E2Z

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM California Muni Income Fund

SHARE CLASS	Z
NASDAQ	PCIZX
CUSIP	74440X407
MF146E2Z

PGIM California Muni Income Fund
Class R6:
PCIQX
SEMIANNUAL SHAREHOLDER REPORT – February 28, 2025
This
semiannual shareholder report
contains important information about the Class R6 shares of PGIM California Muni Income Fund (the “Fund”)
for the period of September 1, 2024 to February 28, 2025.
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM California Muni Income Fund—Class R6	$19	0.38%
WHAT ARE SOME KEY FUND STATISTICS AS OF 2/28/2025?

Fund’s net assets	$ 277,555,462
Number of fund holdings	218
Portfolio turnover rate for the period	18%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 2/28/2025?

Credit Quality expressed as a percentage of total investments as of 2/28/2025 (%)
AAA	5.5
AA	45.1
A	26.8
BBB	7.8
BB	2.4
Not Rated	6.8
Cash/Cash Equivalents	5.6
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.
MF146E2R6

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by scanning the QR code below,
including the Fund’s prospectus, financial information, fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

To receive your fund documents online, go to
pgim.com/investments/resource/edelivery
and enroll.
PGIM California Muni Income Fund

SHARE CLASS	R6
NASDAQ	PCIQX
CUSIP	74440X605
MF146E2R6

(b)	Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2  – Code of Ethics – Not required, as this is not an annual filing.

Item 3  – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4  – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5  – Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

Items 7  – 11 (Refer to Report below)

PRUDENTIAL INVESTMENT PORTFOLIOS 6

PGIM California Muni Income Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

FEBRUARY 28, 2025

Table of Contents	Financial Statements and Other Information	February 28, 2025

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

PGIM California Muni Income Fund.	1

Notes to Financial Statements	20

Other Information - Form N-CSR Items 8-11

Schedule of Investments (unaudited)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 99.0%

MUNICIPAL BONDS 98.9%
Alameda Corridor Trans. Auth. Rev., Sr. Lien, Series A, AGM	5.000%	10/01/43	1,000	$1,131,097
Anaheim Pub. Fing. Auth. Rev.,
Cap. Apprec., Pub. Impts. Proj., Sub. Series C, AGM, ETM(ee)	3.499(t)	09/01/36	1,500	1,006,282
Bay Area Toll Auth. Rev.,
San Francisco Bay Area, Series B, Rfdg. (Mandatory put date 04/01/25)	2.850(cc)	04/01/47	1,000	1,000,243
Series A, Rfdg. (Mandatory put date 04/01/28)	2.000(cc)	04/01/56	750	719,199
Beaumont Unif. Sch. Dist.,
Cap. Apprec., Election 2008, Series C, GO, AGM	4.153(t)	08/01/40	2,365	1,254,578
California Cmnty. Choice Fing. Auth. Rev.,
Green Bond, Clean Energy Proj., Series A (Mandatory put date 12/01/27)	4.000(cc)	10/01/52	2,500	2,527,862
Green Bond, Clean Energy Proj., Series B-1 (Mandatory put date 08/01/29)	5.000(cc)	07/01/53	1,320	1,397,977
Green Bond, Series A-1 (Mandatory put date 08/01/28)	4.000(cc)	05/01/53	1,905	1,931,194
Green Bond, Series B-2 (Mandatory put date 08/01/31)	2.310(cc)	02/01/52	1,120	1,034,209
Green Bonds, Series D (Mandatory put date 11/01/28)	5.500(cc)	05/01/54	2,150	2,281,649
Sustainable Bonds, Clean Energy Proj., Series C (Mandatory put date 10/01/32)	5.000(cc)	08/01/55	1,000	1,074,098
Sustainable Bonds, Clean Energy Proj., Series E (Mandatory put date 09/01/32)	5.000(cc)	02/01/55	5,825	6,316,435
Sustainable Bonds, Clean Energy Proj., Series E-1 (Mandatory put date 03/01/31)	5.000(cc)	02/01/54	1,060	1,131,871
Sustainable Bonds, Clean Energy Proj., Series F (Mandatory put date 11/01/32)	5.000(cc)	02/01/55	2,500	2,710,602
Sustainable Bonds, Clean Energy Proj., Series G-1 (Mandatory put date 04/01/30)	5.250(cc)	11/01/54	2,000	2,142,401
Sustainable Bonds, Clean Energy Proj., Series H (Mandatory put date 08/01/33)	5.000(cc)	01/01/56	2,000	2,201,393
California Cnty. Tob. Secur. Agcy. Rev.,
Sonoma Cnty. Secur. Corp., Series A, Rfdg.	5.000	06/01/28	635	669,903
Sr. Series A, Rfdg.	5.000	06/01/25	875	878,584
Sr. Series A, Rfdg.	5.000	06/01/26	1,220	1,248,106
Sr. Series A, Rfdg.	5.000	06/01/29	1,475	1,579,536
Sr. Series A, Rfdg.	5.000	06/01/31	1,885	2,040,826
California Edl. Facs. Auth. Rev.,
Pepperdine Univ., Rfdg. (Pre-refunded date 04/01/26)(ee)	5.000	10/01/49	2,085	2,141,646
California Enterprise Dev. Auth. Rev.,
Pomona Properties LLC Proj., Series A, Rfdg.	5.000	01/15/39	650	712,252
Pomona Properties LLC Proj., Series A, Rfdg.	5.000	01/15/45	1,000	1,060,876
Riverside Cnty., Mead Valley Wellness Vlg. Proj.,
Series B	5.500	11/01/59	1,000	1,050,857
California Hlth. Facs. Fing. Auth. Rev.,
Cedars Sinai Med. Ctr., Rfdg.	5.000	11/15/25	1,565	1,594,105

See Notes to Financial Statements.

PGIM California Muni Income Fund 1

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)
California Hlth. Facs. Fing. Auth. Rev., (cont’d.)
Cedars Sinai Med. Ctr., Rfdg.	5.000%	11/15/33	1,115	$1,130,373
Cedars Sinai Med. Ctr., Series A	5.000	08/15/25	535	541,352
Children’s Hosp. of Orange Cnty., Series B (Mandatory put date 05/01/31)	5.000(cc)	11/01/54	1,500	1,686,616
Commonspirit Hlth., Series A, Rfdg.	5.000	04/01/32	2,275	2,506,369
Kaiser Permanente, Series C (Mandatory put date 11/01/29)	5.000(cc)	06/01/41	4,365	4,762,533
Lucile Salter Packard Chil, Rfdg.	5.000	05/15/25	1,000	1,004,630
Providence Hlth. Svcs., Series A, Rfdg.	5.000	10/01/27	330	330,649
Providence St. Joseph Hlth., Series B, Rfdg. (Mandatory put date 10/01/27)	5.000(cc)	10/01/39	1,375	1,425,271
Rfdg. (Pre-refunded date 10/01/25)(ee)	5.000(cc)	10/01/39	1,225	1,242,768
Stanford Healthcare, Series A, Rfdg. (Mandatory put date 08/15/25)	3.000(cc)	08/15/54	3,150	3,153,623
Sutter Hlth., Series A	5.000	11/15/30	500	527,648
Sutter Hlth., Series A	5.000	11/15/36	2,085	2,188,616
Sutter Hlth., Series A, Rfdg.	5.000	11/15/35	885	931,111
Unrefunded, Rfdg. (Mandatory put date 10/01/25)	5.000(cc)	10/01/39	1,100	1,108,566
California Hsg. Fin. Agcy. Rev.,
Shoreview Apts., Series T	3.750	07/01/34	960	967,401
SISAL Apts.	3.700	11/01/37	1,000	983,040
Sustainable Bond, All Hallows Apts., Series U	3.650	09/01/34	1,000	1,004,401
Sustainable Bond, LA Salle Apts., Series V	3.650	09/01/34	1,000	1,004,407
California Infrast. & Econ. Dev. Bank Rev.,
Academy of Motion Picture Arts & Sciences Oblig., Series A, Rfdg.	4.000	11/01/41	1,000	1,040,313
Sustainability Bonds, Calif. Academy of Sciences, Series A, Rfdg.	3.250	08/01/29	2,000	2,019,212
California Muni. Fin. Auth. Rev.,
American Heritage Ed., Series A, Rfdg.	4.000	06/01/26	270	269,947
Catalyst Impact Fund Hsg. Bonds, Class I, 144A	6.000	01/01/39	1,000	1,057,951
CHF-Davis I, LLC, West Vlg. Student Hsg. Proj., BAM, TCRs	5.000	05/15/29	760	809,817
CHF-Davis I, LLC, West Vlg. Student Hsg. Proj., BAM, TCRs	5.000	05/15/39	1,500	1,572,361
Eskaton Properties, Inc. Oblig. Grp., Rfdg.	5.000	11/15/44	1,250	1,321,860
Green Bond, Orchard Park Student Hsg. Proj., BAM	4.000	05/15/46	1,045	1,028,566
Humangood Calif. Oblig. Grp.	4.000	10/01/46	1,000	921,540
Orange Cnty. Civic Ctr. Infrast. Program Phase 2	5.000	06/01/43	1,500	1,574,230
Republic Svcs. Inc. Proj., Series A, Rfdg., AMT (Mandatory put date 04/01/25)	3.800(cc)	07/01/41	1,000	997,037
South Central Los Angeles Regl. Ctr. Proj., Rfdg.	4.000	12/01/43	300	289,733
Sr. Lien, Linxs Apm Proj., Series A, P3 Proj., AMT	5.000	12/31/25	285	287,716
Sr. Lien, Linxs Apm Proj., Series A, P3 Proj., AMT	5.000	06/30/26	1,385	1,403,590
Sr. Lien, Linxs Apm Proj., Series A, P3 Proj., AMT	5.000	12/31/28	1,000	1,031,767
Sr. Lien, Linxs Apm Proj., Series A, P3 Proj., AMT	5.000	06/30/31	320	328,662
St. Ignatius Clg. Prep. Sch., Series A	5.000	09/01/49	1,000	1,068,304
Temps, 85 Aldersly Proj., Series B-1	4.000	11/15/28	595	595,284
Temps, Calif. Oblig. Grp. Proj., Series B-1, Rfdg.	5.750	04/01/30	1,000	1,000,243
Temps, St. Mary’s Sch., Aliso Viejo, Series B	4.650	05/01/30	1,045	1,060,089
UCR North Dist. Phase 1 Student Hsg. Proj., BAM	5.000	05/15/27	750	782,295
United Airlines, Inc. Proj., AMT	4.000	07/15/29	2,000	1,984,014

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)
California Muni. Fin. Auth. Rev., (cont’d.)
Waste Mgmt. Inc. Proj., Series A, AMT (Mandatory put date 03/03/25)	3.750%(cc)	11/01/46	500	$500,106
Waste Mgmt. Inc. Proj., Series A, AMT (Mandatory put date 10/01/25)	4.125(cc)	10/01/41	1,000	1,002,048
Waste Mgmt. Inc. Proj., Series A, AMT (Mandatory put date 12/01/25)	0.700(cc)	12/01/44	1,000	1,002,955
California Poll. Ctrl. Fing. Auth. Wtr. Facs. Rev.,
American Wtr. Cap. Corp. Proj., Series 2020, Rmkt., Rfdg. (Mandatory put date 09/01/28)	3.700(cc)	08/01/40	1,000	1,013,355
Green Bond, Calplant I Proj., AMT, 144A	7.000	07/01/22(d)	250	172
Green Bond, Calplant I Proj., AMT, 144A	8.000	07/01/39(d)	500	345
California Pub. Fin. Auth. Rev.,
PIH Hlth., Series A, Rfdg.	5.000	06/01/25	875	879,272
PIH Hlth., Series A, Rfdg.	5.000	06/01/26	500	513,236
California Sch. Fin. Auth. Rev.,
Alliance CLG-Ready Pub. Schs., Series A, 144A	5.000	07/01/45	1,000	1,001,652
Alliance CLG-Ready Pub. Schs., Series A, Rfdg., 144A	4.000	07/01/26	300	300,670
Green Dot Pub. Sch. Proj., Series A, 144A	4.000	08/01/25	150	150,255
Green Dot Pub. Sch. Proj., Series A, 144A	5.000	08/01/45	685	686,069
Green Dot Pub. Schs. Calif. Proj., Series A, Rfdg., 144A	5.000	08/01/32	650	681,885
KIPP Socal Pub. Schs., Series A, 144A	5.000	07/01/39	1,000	1,031,358
KIPP Socal Pub. Schs., Series A, 144A	5.000	07/01/49	1,500	1,523,319
California St.,
Bid Grp. C, GO	4.000	09/01/25	1,500	1,511,229
CM Veterans Bond, GO, Rfdg., AMT	3.150	12/01/26	500	496,241
GO, Rfdg.	3.250	04/01/45	1,000	878,199
GO, Rfdg.	4.000	09/01/26	1,500	1,532,646
GO, Rfdg.	4.000	09/01/34	1,000	1,093,953
GO, Rfdg.	5.000	03/01/26	1,000	1,001,577
GO, Rfdg.	5.000	11/01/26	2,075	2,158,119
GO, Rfdg.	5.000	08/01/28	2,425	2,548,695
GO, Rfdg.	5.000	08/01/28	2,005	2,160,157
GO, Rfdg.	5.000	04/01/33	1,000	1,082,606
GO, Rfdg.	5.000	08/01/34	500	587,702
GO, Rfdg.	5.000	08/01/39	4,200	4,837,622
GO, Rfdg.	5.000	10/01/42	1,000	1,114,300
GO, Rfdg.	5.000	09/01/44	1,905	2,115,546
GO, Rfdg., AGM	5.250	08/01/32	1,500	1,741,394
Unrefunded Balance, GO, Rfdg.	5.500	04/01/30	5	5,010
Var. Purp., GO	3.000	03/01/28	2,000	2,023,020
Var. Purp., GO, Rfdg.	4.000	09/01/34	1,580	1,599,054
Var. Purp., GO, Rfdg., BAM, TCRs	5.000	09/01/35	1,000	1,026,910
California St. Pub. Wks. Brd. Lease Rev.,
May Lee St. Off. Complex, Series A	5.000	04/01/34	800	937,132
Off. Emerg. Svcs., Series F, Rfdg.	5.000	04/01/25	175	175,307
Various Capital Proj., Series C, Rfdg.	5.000	09/01/39	1,000	1,148,047
California Statewide Cmntys. Dev. Auth. Rev.,
CHF Irvine LLC, Rfdg.	5.000	05/15/27	685	698,104
CHF Irvine LLC, Rfdg.	5.000	05/15/28	2,000	2,037,136
Front Porch Cmnty. Svcs., Series A, Rfdg.	5.000	04/01/33	1,520	1,653,129
John Muir Hlth., Series A, Rfdg.	5.250	12/01/42	1,250	1,422,757
Loma Linda Univ. Med. Ctr. Series A, Rfdg.	5.500	12/01/54	1,585	1,585,414
Odd Fellows Home of Cali. Proj., Series A, Rfdg.	4.000	04/01/43	1,000	1,000,318
Southern Calif. Edison Co., Series B, Rmkt., Rfdg.	1.450	04/01/28	2,000	1,804,102

See Notes to Financial Statements.

PGIM California Muni Income Fund 3

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)
California Statewide Cmntys. Dev. Auth. Rev., (cont’d.)
Southern Calif. Edison Co., Series D, Rmkt., Rfdg.	4.500%	11/01/33	1,100	$1,122,571
Central Valley Energy Auth. Rev., (Mandatory put date 08/01/35)	5.000(cc)	12/01/55	1,000	1,097,548
Coast Cmnty. Clg. Dist., CABS, GO, Rfdg. (Pre-refunded date 08/15/25)(ee)	2.576(t)	08/01/35	1,600	1,025,454
Fontana, Spl. Tax, Cmnty. Facs. Dist. No. 22 Sierra Hills, Rfdg.	5.000	09/01/34	500	502,123
Freddie Mac Multifamily Cert. Rev., Series ML-18, Class XCA	1.440(cc)	09/25/37	9,772	1,013,416
Sustainability Bonds, Series ML-25, Class XCA	3.542(cc)	11/25/38	1,494	1,433,865
Freddie Mac Multifamily Variable Rate Cert. Rev.,
Sustainability Bonds, Series ML-13, Class XCA	0.957(cc)	07/25/36	16,221	861,677
Golden St. Tob. Secur. Corp. Rev.,
Tob. Settlement Asset-Backed Bonds, Series A-1, Rfdg.	5.000	06/01/51	1,100	1,138,676
Guam Govt. Waterworks Auth. Rev., Series A, Rfdg.	5.000	07/01/43	650	693,537
Irvine Unif. Sch. Dist., Spl. Tax, Series A	4.000	09/01/28	745	780,258
Lincoln Pub. Fing. Auth.,
Twelve Bridges, Tax Alloc., Sub. Series B, Rfdg.	6.000	09/02/27	320	320,727
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev.,
Series A	5.000	11/15/35	2,725	3,009,195
Series A	5.500	11/15/30	1,475	1,622,765
Series A	5.500	11/15/32	440	493,092
Los Angeles Calif. Dept. Arpts. Rev.,
Series B, Rfdg., AMT	5.000	05/15/31	1,080	1,135,665
Series D, AMT	5.000	05/15/26	1,100	1,103,790
Sr. Bonds, Private Activity, Series H, Rfdg., AMT	5.000	05/15/29	1,000	1,075,614
Sub. Series A, Rfdg., AMT	4.000	05/15/44	1,000	963,698
Unrefunded, Sub. Series D, Rfdg., AMT	5.000	05/15/35	1,530	1,668,337
Los Angeles Cnty. Rev.,
TRANS	5.000	06/30/25	2,000	2,011,918
Los Angeles Dept. Arpts. Rev.,
Series A, AMT	5.250	05/15/48	1,000	1,031,404
Sr. Bonds, Private Activity, Series G, AMT	5.000	05/15/28	1,250	1,322,018
Sr. Bonds, Private Activity, Series H, Rfdg., AMT	5.500	05/15/37	1,100	1,225,704
Los Angeles Dept. of Wtr. & Pwr. Rev.,
LA Dept. of Wtr. & Pwr. Sys., Series C	4.000	07/01/26	500	503,196
Series A	5.000	07/01/26	160	163,679
Series A	5.000	07/01/43	1,115	1,140,084
Series A, Rfdg.	5.000	07/01/25	265	266,449
Series A, Rfdg.	5.000	07/01/26	1,250	1,279,292
Series A, Rfdg.	5.000	07/01/39	1,285	1,427,499
Series A-2 (Mandatory put date 03/03/25)	3.550(cc)	07/01/51	1,000	1,000,000
Series A-3 (Mandatory put date 03/03/25)	3.460(cc)	07/01/51	1,000	1,000,000
Series B	5.000	07/01/27	480	486,074
Series B, Rfdg.	5.000	07/01/26	160	163,805
Series B, Rfdg.	5.000	07/01/39	715	794,264
Series C	5.000	07/01/26	320	327,499
Series D, Rfdg.	5.000	07/01/26	200	203,824
Series D, Rfdg.	5.000	07/01/26	190	194,519

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)
Los Angeles Dept. of Wtr. & Pwr. Rev., (cont’d.)
Sub. Series B-3, Rfdg. (Mandatory put date 03/03/25)	3.630%(cc)	07/01/34	4,200	$4,200,000
Los Angeles Hsg. Auth. Rev.,
One San Pedro Phase I, Series B (Mandatory put date 02/01/28)	3.250(cc)	02/01/29	700	704,361
Los Angeles Rev.,
TRANS	5.000	06/26/25	4,000	4,023,402
Los Angeles Unif. Sch. Dist.,
Series A, GO, Rfdg.	5.000	07/01/25	2,410	2,429,731
M-S-R Energy Auth. Rev.,
Series A	6.500	11/01/39	1,000	1,252,989
New Hampshire Business Fin. Auth.,
Sustainable Cert., Series 2024-4, Class ACA	3.926(cc)	07/20/39	998	964,318
Northern Calif. Tob. Secur. Auth. Rev.,
Sr. Bonds Sacramento Co. Tob. Secur. Corp., Series A, Class 1, Rfdg.	5.000	06/01/29	1,225	1,312,001
Sr. Bonds Sacramento Co. Tob. Secur. Corp., Series B-1, Class 2, Rfdg.	4.000	06/01/49	365	365,700
Sr. Bonds, Series A, Rfdg.	5.000	06/01/28	1,500	1,582,428
Northern Calif. Transmn. Agy. Rev.,
Calif.- Oregon Proj., Series A, Rfdg.	5.000	05/01/39	980	1,000,696
Orange Cnty. Cmnty. Facs. Dist.,
Spl. Tax, No. 2015-1 Esencia Vlg., Series A	5.250	08/15/45	2,150	2,160,031
Spl. Tax, No. 2017-1 Esencia Vlg., Series A	5.000	08/15/47	1,500	1,517,077
Patterson Pub. Fing. Auth.,
Spl. Tax, Rfdg., AGM	5.000	09/01/39	750	832,258
Pittsburg Successor Agy. Redev. Agy.,
Los Medanos Cmnty. Dev. Proj., Tax Alloc., AMBAC, CABS	2.679(t)	08/01/26	1,585	1,526,027
Tax Alloc., Sub. Series A, Rfdg., AGM	5.000	09/01/29	1,750	1,797,633
Port of Los Angeles Rev.,
Series A-1, Rfdg., AMT	5.000	08/01/35	2,000	2,235,412
Port of Oakland Rev.,
Inter Lien, Series E, Rfdg.	5.000	11/01/26	750	780,099
Intermediate Lien, Series H, Rfdg., AMT	5.000	05/01/28	2,345	2,467,202
Intermediate Lien, Series H, Rfdg., AMT	5.000	05/01/29	1,215	1,297,708
Intermediate Lien, Series H, Rfdg., AMT, ETM(ee)	5.000	05/01/28	30	31,607
Intermediate Lien, Series H, Rfdg., AMT, ETM(ee)	5.000	05/01/29	5	5,334
Poway Unif. Sch. Dist. Pub. Fing. Auth.,
Spl. Tax, Cmnty. Fasc. Dist. No. 14, Series A, Rfdg.	5.000	09/01/35	1,000	1,004,722
Puerto Rico Comnwlth.,
Restructured, Series A-1, GO	5.375	07/01/25	1,000	1,008,092
Restructured, Series A-1, GO	5.750	07/01/31	1,021	1,124,101
Puerto Rico Ind. Tourist Edl. Med. & Envirml. Ctl. Facs. Fing. Auth. Rev.,
San Juan Cruise Terminal Proj., Series 2023, A-1, P3 Proj., AMT	6.750	01/01/45	1,000	1,185,154
Puerto Rico Indl. Tourist Edl. Med. & Envirml. Ctl. Facs. Fing. Auth. Rev.,
Hosp. Auxilio Mutuo Oblig. Grp. Proj., Rfdg.	5.000	07/01/32	2,100	2,241,278

See Notes to Financial Statements.

PGIM California Muni Income Fund 5

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)
Puerto Rico Indl. Tourist Edl. Med. & Envirml. Ctl. Facs. Fing. Auth. Rev., (cont’d.)
Hosp. Auxilio Mutuo Oblig. Grp. Proj., Rfdg.	5.000%	07/01/33	1,335	$1,415,445
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.,
Restructured, Series A-1, CABS	3.693(t)	07/01/33	2,280	1,680,257
Series A-1, CABS	3.692(t)	07/01/27	2,839	2,605,940
Riverside Cnty. Infrast. Fing. Auth. Rev.,
Series A, Rfdg. (Pre-refunded date 11/01/25)(ee)	4.000	11/01/37	190	191,915
Riverside Cnty. Pub. Fing. Auth.,
Redev. Proj. Area No.1, Desert Cmntys., Tax Alloc.,
Series A, Rfdg. AGM	5.000	10/01/34	1,000	1,171,703
Riverside Cnty. Pub. Fing. Auth. Rev.,
Cap. Facs. Proj. (Pre-refunded date 11/01/25)(ee)	5.250	11/01/45	1,000	1,018,219
Riverside Cnty. Rev., Teeter Plan Oblig., Series A, Rfdg.	3.000	10/17/25	1,000	1,001,867
TRANS	5.000	06/30/25	2,000	2,014,945
Roseville,
Spl. Tax, WestPark Cmnty. Facs. Dist. No. 1, Pub. Facs., Rfdg.	5.000	09/01/28	300	301,620
Spl. Tax, WestPark Cmnty. Facs. Dist. No. 1, Pub. Facs., Rfdg.	5.000	09/01/37	1,165	1,168,287
Sacramento Cnty.,
Spl. Tax, Cmnty. Facs. Dist. No. 2004-1, Mcclellan Park, Rfdg.	5.000	09/01/40	1,085	1,095,525
San Diego Cnty. Regl. Arpt. Auth. Rev.,
Sub. Series B, AMT	5.000	07/01/34	1,000	1,080,398
Sub. Series B, Rfdg., AMT	5.000	07/01/28	1,000	1,060,836
Sub. Series B, Rfdg., AMT	5.000	07/01/37	1,400	1,472,703
San Diego Pub. Facs. Fing. Auth. Rev.,
Cap. Impt. Projs., Series A	5.000	10/15/44	1,000	1,006,940
San Diego Unif. Sch. Dist.,
Election of 2008, Series SR-4C, GO, Rfdg.(hh)	5.000	07/01/34	1,000	1,201,996
Election of 2012, Series ZR-5C, GO, Rfdg.(hh)	5.000	07/01/40	1,000	1,154,382
San Diego Unif. Sch. Dist. Rev.,
TRANS, Series A	5.000	06/30/25	1,000	1,007,582
San Francisco City & Cnty. Arpt. Commn. Rev., 2nd Series A, Rfdg.	5.000	05/01/27	400	410,163
2nd Series A, Rfdg.	5.000	05/01/35	1,000	1,108,266
2nd Series A, Rfdg., AMT	5.250	05/01/41	1,000	1,092,891
2nd Series C, Rfdg., AMT	5.500	05/01/39	1,000	1,123,424
Series D, Rfdg., AMT	5.000	05/01/26	1,980	2,025,595
Unrefunded, 2nd Series G, Rfdg., AMT	5.000	05/01/27	2,330	2,430,223
San Francisco City & County Redev. Agy. Successor Agy.,
Mission Bay South Redev. Proj., Tax Alloc., Series A, Rfdg.	4.818	08/01/25	1,000	1,000,073
San Joaquin Valley Clean Energy Auth.,
Sustainable Bonds, Clean Energy Proj., Series A (Mandatory put date 07/01/25)	5.500(cc)	01/01/56	1,000	1,137,113
San Leandro Cmnty. Facs. Dist. No. 1,
Spl. Tax	6.500	09/01/25	420	420,786
Sanger Unif. Sch. Dist.,
Unrefunded, COP, Cap. Proj., Rfdg., AGM	5.000	06/01/52	85	85,069

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)
Santa Clara Elec. Rev.,
Silicon Valley Pwr., Series A	5.000%	07/01/42	2,500	$2,838,312
Santa Maria Joint Union H.S. Dist.,
Elect. of 2004, CABS, GO, NATL	2.767(t)	08/01/29	1,250	1,106,893
Santa Monica Cmnty. Clg. Dist.,
Elect. of 2002, Series A, GO, NATL	2.612(t)	08/01/28	1,055	965,278
Southern Calif. Pub. Pwr. Auth. Rev.,
Clean Energy Proj., Series A (Mandatory put date 09/01/30)	5.000(cc)	04/01/55	2,000	2,126,440
Southern Calif. Tob. Secur. Auth. Rev.,
San Diego Co., Asset security, Rfdg.	5.000	06/01/25	1,880	1,887,785
Territory of Guam. Rev.,
Series F, Rfdg.	5.000	01/01/31	1,525	1,632,667
Univ. of California Reg. Med. Ctr. Rev.,
Series L, Rfdg.	5.000	05/15/28	1,000	1,028,410
Univ. of California Rev.,
Series BE, Rfdg.	5.000	05/15/41	1,195	1,300,835
Series BS, Rfdg.	5.000	05/15/43	1,000	1,116,349
Series BW, Rfdg.	5.000	05/15/40	1,000	1,141,144
Series BZ, Rfdg.	5.250	05/15/39	2,000	2,372,538
Series CA	5.000	05/15/38	3,000	3,502,927
Vernon Elec. Sys. Rev.,
Series A	5.000	04/01/28	2,150	2,270,280

TOTAL MUNICIPAL BONDS (cost $274,626,282)				274,470,427

U.S. TREASURY OBLIGATION 0.1%
U.S. Treasury Notes(k) (cost $223,089)	3.500	09/30/26	225	223,207

TOTAL LONG-TERM INVESTMENTS (cost $274,849,371)				274,693,634

SHORT-TERM INVESTMENT 0.7%

			Shares

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $1,913,949)(wb)			1,913,949	1,913,949

TOTAL INVESTMENTS 99.7% (cost $276,763,320)				276,607,583
Other assets in excess of liabilities(z) 0.3%				947,879

NET ASSETS 100.0%				$277,555,462

See Notes to Financial Statements.

PGIM California Muni Income Fund 7

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Below is a list of the abbreviation(s) used in the semiannual report:

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

AGM—Assured Guaranty Municipal Corp.

AMBAC—American Municipal Bond Assurance Corp.

AMT—Alternative Minimum Tax

BAM—Build America Mutual

CABS—Capital Appreciation Bonds

CGM—Citigroup Global Markets, Inc.

COP—Certificates of Participation

ETM—Escrowed to Maturity

GO—General Obligation

IDB—Industrial Development Bond

NATL—National Public Finance Guarantee Corp.

OTC—Over-the-counter

PCR—Pollution Control Revenue

Rfdg—Refunding

SOFR—Secured Overnight Financing Rate

TCRs—Transferrable Custodial Receipts

TRANS—Tax and Revenue Anticipation Notes

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of February 28, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ee)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and /or U.S. guaranteed obligations.
(hh)	When-issued security.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(t)	Represents zero coupon. Rate quoted represents effective yield at February 28, 2025.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at February 28, 2025:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
41	10 Year U.S. Ultra Treasury Notes	Jun. 2025	$4,684,250	$22,822

Short Position:
1	2 Year U.S. Treasury Notes	Jun. 2025	206,969	(657)

				$22,165

See Notes to Financial Statements.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$—	$186,502

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2025 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Long-Term Investments
Municipal Bonds
California	$—	$260,883,956	$—
Guam.	—	2,326,204	—
Puerto Rico.	—	11,260,267	—
U.S. Treasury Obligation	—	223,207	—
Short-Term Investment
Affiliated Mutual Fund	1,913,949	—	—

Total	$1,913,949	$274,693,634	$—

Other Financial Instruments*
Assets
Futures Contracts	$22,822	$—	$—

Liabilities
Futures Contracts	$(657)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

See Notes to Financial Statements.

PGIM California Muni Income Fund 9

Schedule of Investments (unaudited) (continued)

as of February 28, 2025

Sector Classification:

The sector classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of February 28, 2025 were as follows:

General Obligation	14.7%
Healthcare	13.6
Pre-pay Gas	12.8
Transportation	12.7
Development	9.6
Special Tax/Assessment District	7.8
Education	7.3
Power	6.2
Corporate Backed IDB & PCR	4.9
Tobacco Appropriated	4.6
Lease Backed Certificate of Participation	2.6

Pre-Refunded	1.2%
Water & Sewer	0.9
Affiliated Mutual Fund	0.7
U.S. Treasury Obligation	0.1
Solid Waste/Resource Recovery	0.0 *

99.7
Other assets in excess of liabilities	0.3

100.0%

* Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of February 28, 2025 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Interest rate contracts	Due from/to broker-variation margin futures	$22,822	*	Due from/to broker-variation margin futures	$657*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended February 28, 2025 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures

Interest rate contracts	$42,141

See Notes to Financial Statements.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures

Interest rate contracts	$(4,274)

For the six months ended February 28, 2025, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities

Futures Contracts - Long Positions (1)	$1,561,417

Futures Contracts - Short Positions (1)	575,901

(1)	Notional Amount in USD.

See Notes to Financial Statements.

PGIM California Muni Income Fund 11

Statement of Assets and Liabilities (unaudited)

as of February 28, 2025

Assets

Investments at value:
Unaffiliated investments (cost $274,849,371)	$274,693,634
Affiliated investments (cost $1,913,949)	1,913,949
Interest receivable	3,350,595
Receivable for Fund shares sold	1,089,341
Due from broker—variation margin futures	13,497
Prepaid expenses	1,388

Total Assets	281,062,404

Liabilities

Payable for investments purchased	2,273,940
Payable for Fund shares purchased	1,063,075
Accrued expenses and other liabilities	70,316
Management fee payable	55,397
Distribution fee payable	24,123
Dividends payable	15,003
Affiliated transfer agent fee payable	3,548
Trustees’ fees payable	1,540

Total Liabilities	3,506,942

Net Assets	$277,555,462

Net assets were comprised of:
Shares of beneficial interest, at par	$279,913
Paid-in capital in excess of par	281,706,880
Total distributable earnings (loss)	(4,431,331)

Net assets, February 28, 2025	$277,555,462

See Notes to Financial Statements.

Class A

Net asset value and redemption price per share,
($110,169,654 ÷ 11,111,250 shares of beneficial interest issued and outstanding)	$9.92
Maximum sales charge (3.25% of offering price)	0.33

Maximum offering price to public	$10.25

Class C

Net asset value, offering price and redemption price per share,
($4,259,893 ÷ 429,720 shares of beneficial interest issued and outstanding)	$9.91

Class Z

Net asset value, offering price and redemption price per share,
($133,602,921 ÷ 13,473,059 shares of beneficial interest issued and outstanding)	$9.92

Class R6

Net asset value, offering price and redemption price per share,
($29,522,994 ÷ 2,977,308 shares of beneficial interest issued and outstanding)	$9.92

See Notes to Financial Statements.

PGIM California Muni Income Fund 13

Statement of Operations (unaudited)

Six Months Ended February 28, 2025

Net Investment Income (Loss)

Income
Interest income	$4,208,621
Affiliated dividend income	143,247

Total income	4,351,868

Expenses
Management fee	485,250
Distribution fee(a)	152,692
Transfer agent’s fees and expenses (including affiliated expense of $ 7,280)(a)	74,777
Custodian and accounting fees	21,984
Audit fee	21,777
Registration fees(a)	17,716
Professional fees	17,473
Shareholders’ reports	11,079
Trustees’ fees	6,216
Miscellaneous	15,671

Total expenses	824,635
Less: Fee waiver and/or expense reimbursement(a)	(148,751)
Custodian fee credit	(179)

Net expenses	675,705

Net investment income (loss)	3,676,163

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on:
Investment transactions	(928,093)
Futures transactions	42,141

(885,952)

Net change in unrealized appreciation (depreciation) on:
Investments	361,691
Futures	(4,274)

357,417

Net gain (loss) on investment transactions	(528,535)

Net Increase (Decrease) In Net Assets Resulting From Operations	$3,147,628

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	132,682	20,010	—	—
Transfer agent’s fees and expenses	21,211	1,258	51,826	482
Registration fees	5,824	3,862	3,699	4,331
Fee waiver and/or expense reimbursement	(39,515)	(1,490)	(92,727)	(15,019)

See Notes to Financial Statements.

Statements of Changes in Net Assets (unaudited)

	Six Months Ended February 28, 2025	Year Ended August 31, 2024

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$3,676,163	$6,280,020
Net realized gain (loss) on investment transactions	(885,952)	(1,387,711)
Net change in unrealized appreciation (depreciation) on investments	357,417	6,799,406

Net increase (decrease) in net assets resulting from operations	3,147,628	11,691,715

Dividends and Distributions
Distributions from distributable earnings
Class A	(1,438,779)	(2,705,222)
Class C	(35,110)	(86,668)
Class Z	(1,763,300)	(2,731,965)
Class R6	(417,116)	(689,164)

	(3,654,305)	(6,213,019)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	56,265,411	91,010,033
Net asset value of shares issued in reinvestment of dividends and distributions	3,557,568	6,004,948
Cost of shares purchased	(25,206,883)	(86,616,876)

Net increase (decrease) in net assets from Fund share transactions	34,616,096	10,398,105

Total increase (decrease)	34,109,419	15,876,801

Net Assets:

Beginning of period	243,446,043	227,569,242

End of period	$277,555,462	$243,446,043

See Notes to Financial Statements.

PGIM California Muni Income Fund 15

Financial Highlights (unaudited)

Class A Shares

	Six Months Ended February 28, 2025		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Operating Performance(a) :
Net Asset Value, Beginning of Period	$9.94		$9.68	$9.77	$10.81	$10.71	$10.88
Income (loss) from investment operations:
Net investment income (loss)	0.13		0.26	0.22	0.20	0.23	0.30
Net realized and unrealized gain (loss) on investment transactions	(0.02)		0.25	(0.09)	(1.05)	0.09	(0.18)
Total from investment operations	0.11		0.51	0.13	(0.85)	0.32	0.12
Less Dividends and Distributions:
Dividends from net investment income	(0.13)		(0.25)	(0.22)	(0.19)	(0.22)	(0.29)
Net asset value, end of period	$9.92		$9.94	$9.68	$9.77	$10.81	$10.71
Total Return(b) :	1.15%		5.37%	1.37%	(7.89)%	3.05%	1.17%

Ratios/Supplemental Data:
Net assets, end of period (000)	$110,170		$104,172	$114,723	$124,130	$142,134	$124,099
Average net assets (000)	$107,025		$104,503	$118,306	$127,800	$135,913	$122,238
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.68	%(c)	0.69%	0.69%	0.69%	0.68%	0.86%
Expenses before waivers and/or expense reimbursement	0.75	%(c)	0.77%	0.78%	0.77%	0.77%	0.87%
Net investment income (loss)	2.73	%(c)	2.62%	2.30%	1.90%	2.09%	2.77%
Portfolio turnover rate(d)(e)	18%		75%	33%	67%	27%	81%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(e)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

Class C Shares

	Six Months Ended February 28, 2025		Year Ended August 31,
			2024	2023	2022	2021	2020

Per Share Operating Performance(a) :
Net Asset Value, Beginning of Period	$9.94		$9.68	$9.77	$10.81	$10.71	$10.88
Income (loss) from investment operations:
Net investment income (loss)	0.09		0.17 (b)	0.14	0.11	0.14	0.21
Net realized and unrealized gain (loss) on investment transactions	(0.03)		0.25 (c)	(0.09)	(1.04)	0.10	(0.17)
Total from investment operations	0.06		0.42	0.05	(0.93)	0.24	0.04
Less Dividends and Distributions:
Dividends from net investment income	(0.09)		(0.16)	(0.14)	(0.11)	(0.14)	(0.21)
Net asset value, end of period	$9.91		$9.94	$9.68	$9.77	$10.81	$10.71
Total Return(d) :	0.57%		4.43%	0.52%	(8.65)%	2.23%	0.36%

Ratios/Supplemental Data:
Net assets, end of period (000)	$4,260		$3,981	$6,808	$9,183	$13,962	$18,005
Average net assets (000)	$4,035		$5,155	$7,901	$11,219	$15,700	$19,915
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	1.64	%(e)	1.59%	1.53%	1.51%	1.49%	1.67%
Expenses before waivers and/or expense reimbursement	1.71	%(e)	1.67%	1.62%	1.59%	1.58%	1.68%
Net investment income (loss)	1.77	%(e)	1.71%	1.45%	1.07%	1.30%	1.96%
Portfolio turnover rate(f)(g)	18%		75%	33%	67%	27%	81%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(g)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

PGIM California Muni Income Fund 17

Financial Highlights (unaudited) (continued)

Class Z Shares

	Six Months Ended February 28, 2025		Year Ended August 31,
			2024	2023	2022	20 21	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.94		$9.68	$9.77	$10.81	$10.71	$10.88
Income (loss) from investment operations:
Net investment income (loss)	0.15		0.29	0.25	0.23	0.26	0.33
Net realized and unrealized gain (loss) on investment transactions	(0.02)		0.25	(0.09)	(1.05)	0.10	(0.18)
Total from investment operations	0.13		0.54	0.16	(0.82)	0.36	0.15
Less Dividends and Distributions:
Dividends from net investment income	(0.15)		(0.28)	(0.25)	(0.22)	(0.26)	(0.32)
Net asset value, end of period	$9.92		$9.94	$9.68	$9.77	$10.81	$10.71
Total Return(b):	1.29%		5.68%	1.67%	(7.62)%	3.35%	1.46%

Ratios/Supplemental Data:
Net assets, end of period (000)	$133,603		$109,102	$84,322	$57,368	$58,895	$45,988
Average net assets (000)	$118,511		$94,701	$76,165	$54,563	$52,265	$48,099
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.39	%(c)	0.39%	0.39%	0.39%	0.39%	0.58%
Expenses before waivers and/or expense reimbursement	0.55	%(c)	0.57%	0.56%	0.56%	0.57%	0.68%
Net investment income (loss)	3.02	%(c)	2.91%	2.60%	2.20%	2.37%	3.05%
Portfolio turnover rate(d)(e)	18%		75%	33%	67%	27%	81%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(e)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

lass R6 Shares

	Six Months Ended February 28, 2025		Year Ended August 31,
			2024	2023	2022	20 21	2020

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.94		$9.68	$9.77	$10.81	$10.71	$10.88
Income (loss) from investment operations:
Net investment income (loss)	0.15		0.29	0.25	0.23	0.25	0.32
Net realized and unrealized gain (loss) on investment transactions	(0.02)		0.25	(0.09)	(1.05)	0.11	(0.17)
Total from investment operations	0.13		0.54	0.16	(0.82)	0.36	0.15
Less Dividends and Distributions:
Dividends from net investment income	(0.15)		(0.28)	(0.25)	(0.22)	(0.26)	(0.32)
Net asset value, end of period	$9.92		$9.94	$9.68	$9.77	$10.81	$10.71
Total Return(b):	1.30%		5.69%	1.68%	(7.61)%	3.36%	1.46%

Ratios/Supplemental Data:
Net assets, end of period (000)	$29,523		$26,191	$21,716	$20,514	$16,495	$6,422
Average net assets (000)	$27,940		$23,844	$20,642	$17,433	$9,908	$4,756
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.38	%(c)	0.38%	0.38%	0.38%	0.38%	0.54%
Expenses before waivers and/or expense reimbursement	0.49	%(c)	0.51%	0.51%	0.51%	0.62%	0.85%
Net investment income (loss)	3.03	%(c)	2.92%	2.60%	2.21%	2.34%	3.03%
Portfolio turnover rate(d)(e)	18%		75%	33%	67%	27%	81%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Annualized.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(e)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

PGIM California Muni Income Fund 19

Notes to Financial Statements (unaudited)

1.  Organization

Prudential Investment Portfolios 6 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Massachusetts Business Trust and PGIM California Muni Income Fund (the “Fund”) is the sole series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to maximize current income that is exempt from California state and federal income taxes, consistent with the preservation of capital.

2.  Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

During the reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280)—Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Fund’s financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. PGIM Investments LLC (“PGIM

Investments” or the “Manager”) acts as the Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Fund has a single operating segment as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its respective prospectus, based on a defined investment strategy which is executed by the Fund’s subadviser.

The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business

PGIM California Muni Income Fund 21

Notes to Financial Statements (unaudited) (continued)

days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to deposit collateral with a futures commission merchant an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, equal to the change in the mark-to-market value of the futures contract. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Delayed-Delivery Transactions: The Fund purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis, including TBA securities. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Fund forfeits its eligibility to realize future gains (losses) with respect to the security.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Custody Fee Credits: The Fund has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian. Such custody fee credits, if any, are presented as a reduction of gross expenses in the accompanying Statement of Operations.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders.

Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from

PGIM California Muni Income Fund 23

Notes to Financial Statements (unaudited) (continued)

GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Monthly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.  Agreements

The RIC, on behalf of the Fund, has entered into a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into a subadvisory agreement with PGIM, Inc. (the “subadviser”), which provides subadvisory services to the Fund through its PGIM Fixed Income unit. The Manager pays for the services of PGIM, Inc.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended February 28, 2025, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.38% of average daily net assets up to $5 billion;	0.38%
0.37% of average daily net assets over $5 billion.

The Manager has contractually agreed, through December 31, 2025, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	—%
C	—
Z	0.39
R6	0.38

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee
A	0.25%	0.25%
C	1.00	1.00
Z	N/A	N/A
R6	N/A	N/A

For the reporting period ended February 28, 2025, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC

A	$21,254	$129

PGIM California Muni Income Fund 25

Notes to Financial Statements (unaudited) (continued)

Class	FESL	CDSC
C	$—	$—

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.  Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund. In addition to the realized and unrealized gains on investments in the Core Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income”.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended February 28, 2025, no Rule 17a-7 transactions were entered into by the Fund.

5.  Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended February 28, 2025, were as follows:

Cost of Purchases	Proceeds from Sales
$86,332,364	$44,972,940

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended February 28, 2025, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Ultra Short Bond Fund(1)(wb)
$9,300,840	$62,549,542	$69,936,433	$—	$—	$1,913,949	1,913,949	$143,247

(1)	The Fund did not have any capital gain distributions during the reporting period.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of February 28, 2025 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation		Net Unrealized Depreciation
$276,813,111	$2,718,592		$(2,901,955)		$(183,363)

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had an approximated capital loss carryforward as of August 31, 2024 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward	Capital Loss Carryforward Utilized
$4,192,000	$—

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended August 31, 2024 are subject to such review.

7.  Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a CDSC of 1% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of

PGIM California Muni Income Fund 27

Notes to Financial Statements (unaudited) (continued)

purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC is permitted to issue an unlimited number of full and fractional shares, par value $0.01 per share, in separate series, currently designated as the PGIM California Muni Income Fund. The RIC is authorized to issue an unlimited number of shares, currently divided into five classes, designated Class A, Class B, Class C, Class Z and Class R6. The Fund currently does not have any Class B shares outstanding.

As of February 28, 2025, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares

R6	1,165	0.1%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	—	—%
Unaffiliated	6	82.3

Transactions in shares of beneficial interest were as follows:

Share Class	Shares	Amount

Class A
Six months ended February 28, 2025:
Shares sold	1,236,611	$12,225,441
Shares issued in reinvestment of dividends and distributions	139,573	1,381,914
Shares purchased	(793,496)	(7,859,802)
Net increase (decrease) in shares outstanding before conversion	582,688	5,747,553
Shares issued upon conversion from other share class(es)	97,505	959,513
Shares purchased upon conversion into other share class(es)	(49,976)	(493,525)
Net increase (decrease) in shares outstanding	630,217	$6,213,541

Share Class	Shares	Amount

Year ended August 31, 2024:
Shares sold	2,010,214	$19,715,629
Shares issued in reinvestment of dividends and distributions	263,283	2,574,124
Shares purchased	(3,446,644)	(33,224,351)
Net increase (decrease) in shares outstanding before conversion	(1,173,147)	(10,934,598)
Shares issued upon conversion from other share class(es)	230,714	2,255,465
Shares purchased upon conversion into other share class(es)	(431,987)	(4,263,438)
Net increase (decrease) in shares outstanding	(1,374,420)	$(12,942,571)

Class C
Six months ended February 28, 2025:
Shares sold	85,073	$841,774
Shares issued in reinvestment of dividends and distributions	3,547	35,110
Shares purchased	(14,211)	(139,818)
Net increase (decrease) in shares outstanding before conversion	74,409	737,066
Shares purchased upon conversion into other share class(es)	(45,270)	(448,291)
Net increase (decrease) in shares outstanding	29,139	$288,775

Year ended August 31, 2024:
Shares sold	18,245	$178,307
Shares issued in reinvestment of dividends and distributions	8,878	86,656
Shares purchased	(133,811)	(1,303,285)
Net increase (decrease) in shares outstanding before conversion	(106,688)	(1,038,322)
Shares purchased upon conversion into other share class(es)	(196,383)	(1,920,760)
Net increase (decrease) in shares outstanding	(303,071)	$(2,959,082)

Class Z

Six months ended February 28, 2025:
Shares sold	3,844,277	$38,007,092
Shares issued in reinvestment of dividends and distributions	174,035	1,723,514
Shares purchased	(1,495,899)	(14,765,580)
Net increase (decrease) in shares outstanding before conversion	2,522,413	24,965,026
Shares issued upon conversion from other share class(es)	47,677	470,901
Shares purchased upon conversion into other share class(es)	(72,921)	(717,911)
Net increase (decrease) in shares outstanding	2,497,169	$24,718,016

Year ended August 31, 2024:
Shares sold	6,292,125	$61,255,994
Shares issued in reinvestment of dividends and distributions	271,244	2,655,574
Shares purchased	(4,709,650)	(45,479,628)
Net increase (decrease) in shares outstanding before conversion	1,853,719	18,431,940
Shares issued upon conversion from other share class(es)	443,512	4,376,142
Shares purchased upon conversion into other share class(es)	(34,331)	(334,705)
Net increase (decrease) in shares outstanding	2,262,900	$22,473,377

PGIM California Muni Income Fund 29

Notes to Financial Statements (unaudited) (continued)

Share Class	Shares	Amount

Class R6

Six months ended February 28, 2025:
Shares sold	524,311	$5,191,104
Shares issued in reinvestment of dividends and distributions	42,108	417,030
Shares purchased	(247,005)	(2,441,683)
Net increase (decrease) in shares outstanding before conversion	319,414	3,166,451
Shares issued upon conversion from other share class(es)	22,986	229,313
Net increase (decrease) in shares outstanding	342,400	$3,395,764

Year ended August 31, 2024:
Shares sold	1,010,919	$9,860,103
Shares issued in reinvestment of dividends and distributions	70,358	688,594
Shares purchased	(678,855)	(6,609,612)
Net increase (decrease) in shares outstanding before conversion	402,422	3,939,085
Shares issued upon conversion from other share class(es)	4,433	43,537
Shares purchased upon conversion into other share class(es)	(15,957)	(156,241)
Net increase (decrease) in shares outstanding	390,898	$3,826,381

8.  Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	9/27/2024 – 9/25/2025	9/29/2023 – 9/26/2024
Total Commitment	$ 1,200,000,000	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended February 28, 2025.

9.  Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

California Municipal Bonds Risk: Because the Fund will concentrate its investments in California obligations, the Fund is more susceptible to economic, political and other developments that may adversely affect issuers of California obligations than a municipal bond fund that is not as geographically concentrated. These developments may include state or local legislation or policy changes, voter-passed initiatives, erosion of the tax base or reduction in revenues of the State or one or more local governments, the threat or the effects of terrorist acts, the effects of possible natural disasters (including but limited to the risk of earthquakes, climate change, flooding and wildfires) or other economic or credit problems affecting the State generally or any individual locality (which may directly or indirectly affect the State as a whole, including those described in the SAI under “California Concentration”). By way of illustration, although California has a relatively diversified economy, California has concentrations in the computer services, software design, motion pictures and high technology manufacturing industries. The Fund, therefore, may be more susceptible to developments affecting those industries than a municipal bond fund that invests in obligations of several states.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Debt Obligations Risk: Debt obligations are fixed income investments that are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

PGIM California Muni Income Fund 31

Notes to Financial Statements (unaudited) (continued)

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Insured Municipal Bonds Risk: The Fund may purchase municipal bonds that are insured to attempt to reduce credit risk. Although insurance coverage reduces credit risk by providing that the insurer will make timely payment of interest and/or principal, it does not provide protection against market fluctuations of insured bonds or fluctuations in the price of the shares of the Fund. An insured municipal bond fluctuates in value largely based on factors relating to the insurer’s creditworthiness or ability to satisfy its obligations. The Fund cannot be certain that any insurance company will make the payments it guarantees.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” In addition, if the Fund purchases a fixed income security at a premium (at a price that exceeds its stated par or principal value), the Fund may lose the amount of the premium paid in the event of prepayment. When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

PGIM California Muni Income Fund 33

Notes to Financial Statements (unaudited) (continued)

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Municipal Bonds Risk: Municipal bonds are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to municipal bond market movements. Municipal bonds are also subject to the risk that potential future legislative changes relating to tax or the rights of municipal bond holders, for example in connection with an insolvency, could affect the market for and value of municipal bonds, which may adversely affect the Fund’s yield or the value of the Fund’s investments in municipal bonds. Certain municipal bonds with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities. If the Fund invests a substantial amount of its assets in issuers located in a single region, state or city, there is an increased risk that environmental, economic, political and social conditions in those regions will have a significant impact on the Fund’s investment performance. For example, municipal securities of a particular state are vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism, public health epidemics, social unrest and catastrophic natural disasters, such as hurricanes or earthquakes. Many municipal bonds are also subject to prepayment risk, which is the risk that when interest rates fall, issuers may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at a lower interest rate. In addition, income from municipal bonds could be declared taxable because of non-compliant conduct of a bond issuer.

10.  Subsequent Event

The Fund’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of February 28, 2025.

PGIM California Muni Income Fund 35

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract. - None.

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18 –	Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19 –	Exhibits

(a)(1)	Code of Ethics – Not required, as this is not an annual filing.
(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.
(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.
(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940- Not applicable.
(a)(5)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 6

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	April 15, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	April 15, 2025

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	April 15, 2025